Liability under insurance contracts	12 Months Ended
Dec. 31, 2018
Insurance liabilities [Abstract]
Liability under insurance contracts
34.	Liability under insurance contracts

(a)	Insurance liabilities as of December 31, 2017 and 2018 are as follows:

	2017		2018
Policy reserve	~~W~~	24,515,364	26,211,044
Policyholder’s equity adjustment		(76)	7,838

	~~W~~	24,515,288	26,218,882

(b)	Policy reserve as of December 31, 2017 and 2018 are as follows:

	2017		2018
Interest rate linked	~~W~~	16,464,193	17,328,353
Fixed interest rate		8,051,171	8,882,691

	~~W~~	24,515,364	26,211,044

(c)	The details of policy reserves as of December 31, 2017 and 2018 are as follows:

	2017
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal	Total
Premium reserve	~~W~~	5,343,670	10,628,661	7,323,183	23,295,514	32,538	57	32,595	23,328,109
Guarantee reserve		11,678	50,615	151	62,444	—	—	—	62,444
Unearned premium reserve		3	364	—	367	652	—	652	1,019
Reserve for outstanding claims		98,596	784,535	176,566	1,059,697	26,068	—	26,068	1,085,765
Interest rate difference guarantee reserve		2,280	159	12	2,451	—	—	—	2,451
Mortality gains reserve		7,736	5,195	200	13,131	5	—	5	13,136
Interest gains reserve		18,463	268	20	18,751	—	—	—	18,751
Long term duration dividend reserve		59	10	1	70	—	—	—	70
Reserve for policyholder’s profit dividend		2,374	—	—	2,374	—	—	—	2,374
Reserve for losses on dividend insurance contract		1,245	—	—	1,245	—	—	—	1,245

	~~W~~	5,486,104	11,469,807	7,500,133	24,456,044	59,263	57	59,320	24,515,364

	2018
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal	Total
Premium reserve	~~W~~	5,729,045	11,722,964	7,482,084	24,934,093	24,422	58	24,480	24,958,573
Guarantee reserve		10,148	64,978	124	75,250	—	—	—	75,250
Unearned premium reserve		3	301	—	304	506	—	506	810
Reserve for outstanding claims		99,676	837,317	185,328	1,122,321	18,089	—	18,089	1,140,410
Interest rate difference guarantee reserve		2,068	148	11	2,227	—	—	—	2,227
Mortality gains reserve		7,026	4,741	176	11,943	3	—	3	11,946
Interest gains reserve		18,662	254	19	18,935	—	—	—	18,935
Long term duration dividend reserve		52	9	1	62	—	—	—	62
Reserve for policyholder’s profit dividend		1,773	—	—	1,773	—	—	—	1,773
Reserve for losses on dividend insurance contract		1,058	—	—	1,058	—	—	—	1,058

	~~W~~	5,869,511	12,630,712	7,667,743	26,167,966	43,020	58	43,078	26,211,044

(d)	Reinsurance credit risk as of December 31, 2017 and 2018 are as follows:

	2017
	Reinsurance assets		Reinsurance account receivable
AA- to AA+	~~W~~	1,893	3,420
A- to A+		1,217	3,387

	~~W~~	3,110	6,807

	2018
	Reinsurance assets		Reinsurance account receivable
AA- to AA+	~~W~~	2,451	4,416
A- to A+		1,622	3,598

	~~W~~	4,073	8,014

(e)	Income or expenses on insurance for the years ended December 31, 2016, 2017 and 2018 are as follows:

	2016		2017	2018
Insurance income:
Premium income	~~W~~	4,558,453	4,550,277	4,348,745
Reinsurance income		6,840	10,532	15,222
Separate account income		20,805	38,999	34,771

		4,586,098	4,599,808	4,398,738

Insurance expenses:
Claims paid		2,007,831	2,213,285	2,549,147
Reinsurance premium expenses		8,405	13,220	18,482
Provision for policy reserves (*)		2,325,010	2,147,139	1,694,716
Separate account expenses		20,805	38,999	34,770
Discount charge		548	632	669
Acquisition costs		559,213	543,752	454,479
Collection expenses		15,367	15,716	16,046
Deferred acquisition costs		(373,490)	(336,851)	(283,665)
Amortization of deferred acquisition costs		440,913	423,955	385,793

		5,004,602	5,059,847	4,870,437

Net loss on insurance	~~W~~	(418,504)	(460,039)	(471,699)

(*)	Shinhan Life Insurance’s saving interest is included. (Accumulated ~~W~~ 960,927 million as of December 31, 2017 and accumulated ~~W~~ 966,910 million as of December 31, 2018)

(f)	Maturity of premium reserve as of December 31, 2017 and 2018 are as follows:

	2017
	Less than 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Fixed interest rate	~~W~~	62,611	256,126	646,634	550,935	1,227,656	4,629,667	7,373,629
Interest rate linked		32,364	660,966	1,549,321	384,276	1,359,071	11,968,482	15,954,480

Ending balance	~~W~~	94,975	917,092	2,195,955	935,211	2,586,727	16,598,149	23,328,109

	2018
	Less than 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Fixed interest rate	~~W~~	111,102	247,619	741,222	502,572	1,288,815	5,284,548	8,175,878
Interest rate linked		195,843	922,832	1,247,871	343,562	1,500,893	12,571,694	16,782,695

Ending balance	~~W~~	306,945	1,170,451	1,989,093	846,134	2,789,708	17,856,242	24,958,573

(g)	Liability adequacy test, LAT

i) Liability adequacy tests were performed on the premium reserve, unearned premium reserve and guarantee reserve for the contracts held at December 31, 2017 and 2018. The premium reserve considered the amount net level premium reserve less, where appropriate, deferred acquisition cost in accordance with the article 6-3 of Regulation on Supervision of Insurance Business Act.

ii) Output overview

In the debt appraisal system, the insurance premium surplus method is applied to calculate premium deficits.

Premium deficiency refers to deficiency when the amount of accumulated reserve is insufficient due to a decrease in the interest rate after the sale of the product or an increase in the risk rate compared with the expected basic rate at the time of product development.

The insurance premium standard inspection method is a method of calculating the reserve amount based on the present value of total income reflecting the interest rate, the risk rate, the business ratio, the cancellation rate, etc. and the present value of the total expenditure, that is, (discount rate), business ratio, risk rate, and cancellation rate calculated based on the Group’s own experience, which reflects company-specific characteristics, and does not reflect subjective factors such as management’s willingness to improve management.

iii)	The assumptions of the current estimation used to assessment and their basis for calculation was as follows:

Assumptions
	2017	2018	Measurement basis
Discount rate	1.98% ~ 8.77%	1.27% ~ 4.95%	The scenario adding liquidity premium to risk-free rate, which is suggested from Financial Supervisory Service

Mortality rate	6.24% ~ 257.25%	2.58% ~ 247.65%	Ratio by claims paid per premium paid on risk premium based on experience-based rate by products, collateral of last 5 years.

Operating expense rate	Acquisition cost - The first time : 90% ~ 1034.9% - From the second time : 0% ~ 212.9% Maintenance expense (each case): 843 won ~ 3,768 won Collection expenses (on gross premium): 0.03% ~ 1.05%	Acquisition cost - The first time : 90% ~ 982.7% - From the second time : 0% ~ 193.5% Maintenance expense (each case): 207 won ~ 3,531 won Collection expenses (on gross premium): 0.04% ~ 1.10%	Business rate on insurance premium or expenses per contract based on experience-based rate of last 1 year

Surrender ratio	0.95% ~ 34.08%	0.95% ~ 48.35%	Surrender ratio by elapsed period, classes of sales channel, product of last 5 years

vi)	The result of liability adequacy test as of December 31, 2017 and 2018 are as follows:

	2017
	Provisions for test		LAT base	Premium loss (surplus)
Participating:
Fixed interest	~~W~~	582,842	1,448,564	865,722
Variable interest		811,078	895,052	83,973

		1,393,920	2,343,616	949,695

Non-Participating:
Fixed interest		5,374,209	2,204,431	(3,169,778)
Variable interest		13,374,917	10,448,900	(2,926,017)

		18,749,126	12,653,331	(6,095,795)

	~~W~~	20,143,046	14,996,947	(5,146,100)

	2018
	Provisions for test		LAT base	Premium loss (surplus)
Participating:
Fixed interest	~~W~~	589,618	1,368,008	778,390
Variable interest		859,858	964,358	104,500

		1,449,476	2,332,366	882,890

Non-Participating:
Fixed interest		6,009,771	3,019,087	(2,990,684)
Variable interest		14,149,581	12,339,559	(1,810,022)

		20,159,352	15,358,646	(4,800,706)

	~~W~~	21,608,828	17,691,012	(3,917,816)

v)	Sensitivity analysis as of December 31, 2017 and 2018 are as follows:

	LAT fluctuation
	2017		2018
Discount rate increased by 0.5%	~~W~~	(1,532,611)	(2,010,046)
Discount rate decreased by 0.5%		1,836,098	2,353,179
Operating expense increased by 10%		216,340	236,693
Mortality rate increased by 10%		818,261	866,683
Mortality rate increased by 5%		410,822	435,423
Surrender ratio increased by 10%		457,119	298,121